                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                           AIM AGGRESSIVE GROWTH FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                           ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $       0 ($25 per AIM Fund                                   $50
(includes section 401, 403 and 457 plans,                          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                              deferrals from Employer-
                                                                   Sponsored Retirement
                                                                   Plans)
Systematic Purchase Plan                                             50                                                      50
IRA, Roth IRA, or Coverdell ESA                                     250                                                      50
All other accounts                                                1,000                                                      50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE Shares" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt
         Cash Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


----------

1 Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

2 The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM BASIC VALUE II FUND

                       Supplement dated September 30, 2003
                     to the Prospectus dated March 3, 2003,
                as supplemented March 3, 2003 and August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                      INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                     INVESTMENTS                    INVESTMENTS
---------------                                     -----------                    -----------
Employer-Sponsored Retirement Plans           $     0 ($25 per AIM Fund              $50
(includes section 401, 403 and 457 plans,             investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                 deferrals from Employer-
                                                      Sponsored Retirement
                                                      Plans)
Systematic Purchase Plan                           50                                 50
IRA, Roth IRA, or Coverdell ESA                   250                                 50
All other accounts                              1,000                                 50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-8 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


        SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM BLUE CHIP FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

Purchasing Shares

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - Minimum Investments Per AIM Fund Account" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $     0 ($25 per AIM Fund              $50
(includes section 401, 403 and 457 plans,             investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                 deferrals from Employer-
                                                      Sponsored Retirement
                                                      Plans)
Systematic Purchase Plan                           50                                 50
IRA, Roth IRA, or Coverdell ESA                   250                                 50
All other accounts                              1,000                                 50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM CAPITAL DEVELOPMENT FUND

                       Supplement dated September 30, 2003
             to the Prospectus dated March 3, 2003, as supplemented
                       June 12, 2003 and August 14, 2003

This supplement supercedes and replaces in their entirety the supplements dated June 12, 2003 and August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                   50
IRA, Roth IRA, or Coverdell ESA                  250                                   50
All other accounts                             1,000                                   50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

---------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com)."

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                AIM CHARTER FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM CONSTELLATION FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

PORTFOLIO MANAGERS

Effective September 30, 2003, the following information replaces in its entirety the information appearing under the heading "Fund Management - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

         o Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

         o Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

         o Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         "They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com)."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $     0 ($25 per AIM Fund                $50
(includes section 401, 403 and 457 plans,             investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                 deferrals from Employer-
                                                      Sponsored Retirement
                                                      Plans)
Systematic Purchase Plan                           50                                   50
IRA, Roth IRA, or Coverdell ESA                   250                                   50
All other accounts                              1,000                                   50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM CORE STRATEGIES FUND

                      Supplement dated September 30,, 2003
             to the Prospectus dated March 3, 2003, as supplemented
                       March 3, 2003 and August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                   50
IRA, Roth IRA, or Coverdell ESA                  250                                   50
All other accounts                             1,000                                   50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM DENT DEMOGRAPHIC TRENDS FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DIVERSIFIED DIVIDEND FUND

                       Supplement dated September 30, 2003
                       to the Prospectus dated May 2, 2003
      as supplemented June 12, 2003, August 14, 2003 and September 23, 2003


This supplement supercedes and replaces in their entirety supplements dated June 12, 2003, August 14, 2003 and September 23, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective October 1, 2003, the following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted
from fund assets)                CLASS A       CLASS B       CLASS C
---------------------------      -------       -------       -------
Management Fees                    0.75%         0.75%         0.75%

Distribution and/or
Service (12b-1) Fees               0.35          1.00          1.00

Other Expenses                     3.16          3.16          3.16

Total Annual Fund
Operating Expenses                 4.26          4.91          4.91

Fee Waivers(4), (5)                2.76          2.76          2.76

Net Expenses                       1.50          2.15          2.15


(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 1.50% (e.g. if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.

(5) The investment advisor has further agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.00% (e.g., if AIM waives 3.26% of Class A expenses, AIM will also waive 3.26% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B, and Class C shares, restated for this agreement, are 1.00%, 1.65% and 1.65%, respectively. This agreement may be modified or terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective August 18, 2003, the following replaced in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaced in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EMERGING GROWTH FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

    "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - Minimum Investments Per AIM Fund Account" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                  $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                     50
IRA, Roth IRA, or Coverdell ESA                  250                                     50
All other accounts                             1,000                                     50
----------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                         AIM LARGE CAP BASIC VALUE FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

-------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                            AIM LARGE CAP GROWTH FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                INITIAL                          ADDITIONAL
TYPE OF ACCOUNT                               INVESTMENTS                        INVESTMENTS
---------------                               -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                   50
IRA, Roth IRA, or Coverdell ESA                  250                                   50
All other accounts                             1,000                                   50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                           CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

         SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM MID CAP GROWTH FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

---------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM U.S. GROWTH FUND

                       Supplement dated September 30, 2003
             to the Prospectus dated March 3, 2003, as supplemented
                       March 3, 2003 and August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

PORTFOLIO MANAGERS

The following information replaces in its entirety the information appearing under the heading "Fund Management -- PORTFOLIO MANAGERS" on page 3 of the
Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1990.

         o Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

         o Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

         o Bryan A. Underhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                  $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                     50
IRA, Roth IRA, or Coverdell ESA                  250                                     50
All other accounts                             1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

---------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM WEINGARTEN FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                   INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                 INVESTMENTS                        INVESTMENTS
---------------                                 -----------                        -----------
Employer-Sponsored Retirement Plans           $    0 ($25 per AIM Fund                 $50
(includes section 401, 403 and 457 plans,            investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                deferrals from Employer-
                                                     Sponsored Retirement
                                                     Plans)
Systematic Purchase Plan                          50                                    50
IRA, Roth IRA, or Coverdell ESA                  250                                    50
All other accounts                             1,000                                    50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                                       2